PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Value-added tax deductable		209,695,401	703,696,703
Prepayment for share repurchase		25,963,848	31,924,842
Employee advances		12,069,024	19,866,729
Prepaid service fees.		6,479,850	12,869,033
Prepaid rent and others		2,800,420	12,628,829
Advances recoverable from supplier		9,224,859	11,089,584
Prepaid insurance premium		8,398,332	6,520,930
Prepaid advertizing fee and sponsorship		361,635	4,916,317
Prepayment for income tax		6,390,847	4,432,374
Employee loans		1,591,650	2,521,000
Deposits for customs duty, rental and open bidding for solar projects		46,450,079	1,579,159
Deferred charges		910,065	391,979
Receivable from insurance company		81,388,706
Others		1,606,077	1,472,802
Prepaid Expense and Other Assets, Current, Total	$ 66,344,167	413,330,793	813,910,281